UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5047

Tax-Free Fund of Colorado
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Principal Amount	General Obligation Bonds (25.0%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	Hospital (0.8%)

	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,325,620

	Metropolitan District (4.4%)

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25	NR/A/NR	2,093,850

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	827,479

	Lincoln Park, Colorado Metropolitan District, Refunding & Improvement
1,535,000	5.625%, 12/01/20	NR/BBB-/NR	1,621,605

	Meridian Metropolitan District, Colorado Refunding
1,645,000	4.500%, 12/01/23 Series A	NR/A-/A	1,795,830

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA-/NR	2,313,674

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa2/A-/NR	542,290
900,000	5.000%, 12/01/24 NPFG Insured	Baa2/A-/NR	979,074

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,341,432

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA-/BBB	2,334,000

	Total Metropolitan District		13,849,234

	School Districts (19.8%)

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23 (pre-refunded)	Aa2/AA-/NR	3,198,050
4,500,000	5.000%, 12/01/23	Aa2/NR/NR	5,655,555

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,291,290
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,466,360
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,136,650

	Adams 12 Five Star Schools, Adams & Broomfield County, Colorado
2,000,000	4.000%, 12/15/22	Aa2/AA-/NR	2,377,520

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,949,709

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.250%, 12/01/21 NPFG/ FGIC Insured (pre-refunded)	Aa1/AA/NR	1,008,180

	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA-/NR	1,453,284
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,764,960

	Clear Creek, Colorado School District
1,000,000	5.000%, 12/01/16 AGMC Insured (pre-refunded)	Aa3/AA-/NR	1,007,770

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA-/NR	3,382,050
3,000,000	5.250%, 12/01/27	Aa2/AA-/NR	3,672,210

	Denver, Colorado City & County School District No. 1 Series C
1,900,000	3.000%, 12/01/23	Aa2/AA-/NR	2,045,768

	El Paso County, Colorado School District #20
1,500,000	5.000%, 12/15/14 NPFG Insured (pre-refunded)	Aa2/NR/NR	1,514,475
1,085,000	5.500%, 12/15/23 NPFG Insured (pre-refunded)	Aa2/NR/NR	1,152,661

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,659,270

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,291,988

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,237,636

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured (pre-refunded)	Aa2/AA-/NR	3,583,200

	La Plata County, Colorado School District #9
1,500,000	5.000%, 11/01/18 NPFG Insured (pre-refunded)	NR/NR/NR*	1,505,565

	La Plata County, Colorado School District #9-R Durango Refunding
1,130,000	5.000%, 11/01/22	Aa2/NR/NR	1,404,816
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,559,500

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,764,540

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa2/NR/NR	2,270,520

	Teller County, Colorado School District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,390,665

	Weld County, Colorado School District #2
1,315,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA-/NR	1,324,481

	Weld County, Colorado School District #8
1,115,000	5.000%, 12/01/15 AGMC Insured (pre-refunded)	Aa2/AA-/NR	1,123,764
1,385,000	5.250%, 12/01/17 AGMC Insured (pre-refunded)	Aa2/AA-/NR	1,396,440

	Total School Districts		61,588,877

	Total General Obligation Bonds		77,763,731

	Revenue Bonds (73.1%)

	Airport (3.5%)

	Denver, Colorado City & County Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,396,667
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,452,370

	Denver, Colorado City & County Airport Revenue System, Series A Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	5,094,162

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,048,540

	Total Airport		10,991,739

	Electric (3.3%)

	Colorado Springs, Colorado Utilities Revenue
1,660,000	5.000%, 11/15/17 (pre-refunded)	Aa2/AA/NR	1,669,346

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,290,260

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,106,460
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,101,060

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,539,006

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,336,628

	Colorado Springs, Colorado Utilities Revenue Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23 (pre-refunded)	Aa2/AA/AA	1,274,167

	Total Electric		10,316,927

	Higher Education (20.3%)

	Adams State College, Colorado Auxiliary Facilities Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,143,360

	Adams State College, Colorado Auxiliary Facilities Revenue Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	3,285,120

	Colorado Educational & Cultural Facility Authority, Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured (pre-refunded)	NR/NR/NR*	1,824,532

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,293,364

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,962,412
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,838,002

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,235,660

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG-FGIC Insured	A1/A+/NR	3,387,577

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,995,937

	Colorado Mountain Jr. College District Student Housing Facilities Enterprise
1,000,000	4.500%, 06/01/18 NPFG Insured	Baa2/BBB/NR	1,014,320
1,825,000	5.000%, 06/01/23 NPFG Insured	Baa2/BBB/NR	1,845,878

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,643,728

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
425,000	5.000%, 03/01/17 (pre-refunded)	Aa3/NR/NR	433,360

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
1,105,000	5.000%, 03/01/17 AMBAC Insured (pre-refunded)	Aa3/NR/NR	1,126,735

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,807,541
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA-/NR	1,038,977

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG (pre-refunded)	Baa2/AA-/NR	3,594,434

	Mesa State College, Colorado Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured (pre-refunded)	A2/NR/NR	1,120,170

	Mesa State College, Colorado Auxiliary Facilities Enterprise
2,000,000	5.700%, 05/15/26 (pre-refunded)	NR/AA-/NR	2,510,900

	University of Colorado Enterprise System
1,735,000	5.000%, 06/01/16 (pre-refunded)	Aa2/AA-/AAA	1,789,635
1,000,000	5.250%, 06/01/17 NPFG Insured (pre-refunded)	Aa2/AA-/NR	1,033,140
2,000,000	5.000%, 06/01/27	Aa2/AA-/AA+	2,343,800
2,000,000	4.750%, 06/01/27 Series A	Aa2/NR/AA+	2,346,720

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/AA-/AA+	1,889,563

	University of Colorado Enterprise System, Refunding & Improvement
50,000	5.000%, 06/01/24 NPFG-FGIC Insured	Aa2/AA-/NR	54,961

	University of Colorado Enterprise System, Refunding & Improvement, Series A
3,855,000	5.000%, 06/01/24 NPFG-FGIC Insured (pre-refunded)	Aa2/BBB/NR	4,323,922

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,308,438
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,444,151

	University of Northern Colorado Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA-/NR	1,062,610

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,338,222

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,167,237

	Total Higher Education		63,204,406

	Hospital (10.3%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA	2,735,650

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa2/AA/AA	1,110,390

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,761,307
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,110,790
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,197,840

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA-/A+	2,250,280

	Colorado Health Facility Authority Hospital Revenue, Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A1/A+/A+	5,041,268

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa2/AA/AA	2,355,640

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB+/NR	1,628,610

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa2/AA/AA	2,330,440
1,000,000	6.000%, 10/01/23	Aa2/AA/AA	1,213,570

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA/AA-	3,500,190

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,235,820
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,655,400

	Park Hospital District Larimer County, Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGC Insured	Aa3/AA-/NR	1,056,460

	Total Hospital		32,183,655

	Housing (1.3%)

	Colorado Housing & Finance Authority
90,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR/NR	91,906

	Colorado Housing & Finance Authority, Single Family Program Refunding Series B
25,000	5.000%, 08/01/13 Series 2001	A1/A/NR	25,034

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
795,000	5.500%, 11/01/29	Aaa/AAA/NR	814,358

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
2,495,000	5.000%, 11/01/34	A2/A/NR	2,503,708

	Colorado Housing Finance Authority, Single Family Mortgage Subordinated
5,000	5.400%, 10/01/12 Series 2000D	A1/A/NR	5,000

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
635,000	5.400%, 10/01/29	Aa2/AA/NR	685,025

	Total Housing		4,125,031

	Lease (17.2%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,935,849
500,000	5.000%, 12/01/25	Aa3/A+/NR	556,745

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,798,832
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,356,108

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,713,780

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA-/NR	2,125,914

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,221,780

	Colorado Educational & Cultural Facilities Authority, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,271,591

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	1,025,160

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	NR/AA-/NR	3,150,510

	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,562,985

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,392,760

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,477,120
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,045,407

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,342,014

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,430,255

	El Paso County, Colorado COP (Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA-/NR	1,964,035

	El Paso County, Colorado COP (Pikes Peak Regional Development Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured	NR/AA-/NR	2,020,538

	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured	Aa1/NR/NR	3,216,421

	Fremont County, Colorado COP Refunding & Improvement Series A
695,000	5.000%, 12/15/18 NPFG Insured (pre-refunded)	Baa2/BBB/NR	733,746

	Fremont County, Colorado COP Refunding & Improvement Series A, Unrefunded Portion
1,380,000	5.000%, 12/15/18 NPFG Insured	Baa2/BBB/NR	1,438,043

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,117,140

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,146,527

	Northern Colorado Water Conservancy District COP
1,000,000	5.000%, 10/01/15 NPFG Insured	Baa2/AA-/NR	1,002,970

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA-/NR	2,497,540

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA-/NR	2,446,404
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA-/NR	1,102,820

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	Aa3/AA-/NR	1,641,246

	Total Lease		53,734,240

	Sales Tax (6.0%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,568,216

	Boulder County, Colorado Open Space Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured (pre-refunded)	Aa3/AA/NR	1,654,725

	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,088,780

	Denver, Colorado City & County Excise Tax Revenue Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	Aa3/AA-/AA-	4,875,520

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,324,878

	Gypsum County, Colorado Sales Tax & General Fund Revenue
1,690,000	5.250%, 06/01/30 AGC Insured	NR/AA-/NR	1,794,053

	Park Meadows Business Implementation District, Colorado Shared Sales Tax Revenue
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,590,045

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,445,575

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,203,927

	Total Sales Tax		18,545,719

	Transportation (1.2%)

	Regional Transportation District, Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	Aa3/A-/AA-	3,689,560

	Total Transportation		3,689,560

	Water & Sewer (8.4%)

	Aurora, Colorado Water Improvement Revenue First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,417,413

	Broomfield, Colorado Sewer and Waste Water Revenue
1,975,000	4.000%, 12/01/21 AGMC Insured	Aa3/NR/NR	2,242,139
1,550,000	5.000%, 12/01/24 AGM CR Insured	Aa3/AA-/NR	1,864,898

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	4,120,357

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa2/BBB/NR	2,825,201
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa2/BBB/NR	1,950,941

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aa1/AAA/AAA	1,167,280

	Denver, Colorado City and County Wastewater Revenue
1,560,000	5.000%, 11/01/15 NPFG Insured (pre-refunded)	Aa2/AAA/AAA	1,565,850

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	Aa3/NR/NR	1,124,440

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	Aa2/AA/NR	2,056,531

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA-/NR	1,723,895

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	Aa3/AA-/NR	1,230,890

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,945,400

	Total Water & Sewer		26,235,235

	Miscellaneous Revenue (1.6%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,100,820

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,989,915

	Colorado Educational & Cultural Facility Authority Revenue Charter School, Colorado Springs Charter Academy
1,805,000	5.250%, 07/01/28	NR/A/NR	1,875,810

	Total Miscellaneous Revenue		4,966,545

	Total Revenue Bonds		227,993,057

Total Investments (cost $282,871,529-note b)	98.1%	305,756,788
Other assets less liabilities	1.9	5,943,803
Net Assets	100.0%	$311,700,591

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	Percent of
Portfolio Distribution By Quality Rating	Investments 1
Aaa of Moody's or AAA of S&P or Fitch	0.6%
Pre-refunded Bonds2 / Escrowed to Maturity Bonds	13.6
Aa of Moody's or AA of S&P or Fitch	59.4
A of Moody's or S&P or Fitch	18.2
Baa of Moody's or BBB of S&P or Fitch	7.1
Not rated*	1.1
	100.0%

1 Where applicable, calculated using the highest rating of the three NRSRO.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
September 30, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $282,809,139 amounted to $22,947,649, which consisted of aggregate gross unrealized appreciation of $23,009,485 and aggregate gross unrealized depreciation of $61,836.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	305,756,788
Level 3 – Significant Unobservable Inputs	-
Total	$305,756,788

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by
Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 28, 2012